restructuring and other costs (Tables)	6 Months Ended
Jun. 30, 2021
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Restructuring (b)		Other (c)		Total
Periods ended June 30 (millions)	2021	2020	2021	2020	2021	2020
THREE-MONTH
Goods and services purchased	$14	$43	$8	$17	$22	$60
Employee benefits expense	16	10	—	—	16	10
	$30	$53	$8	$17	$38	$70
SIX-MONTH
Goods and services purchased	$27	$89	$18	$21	$45	$110
Employee benefits expense	34	20	—	—	34	20
	$61	$109	$18	$21	$79	$130